Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Long-Term Debt
Summary of Long-Term Debt

	March 31,	December 31,
	2023	2022
Beginning of year	$58,028,604	$27,329,907
Proceeds	—	28,000,000
Deferred financing costs	(1,221,837)	(2,236,919)
PIK interest	400,233	1,300,245
Amortization of deferred financing costs	998,615	3,635,371
End of period	58,205,615	58,028,604
Less: Current portion	3,050,000	11,780,000
Total long-term debt	$55,155,615	$46,248,604

	December 31,	December 31,
	2022	2021
Beginning of year	$27,329,907	$1,110,000
Proceeds	28,000,000	30,200,000
Note payable issued in Charm City acquisition	—	2,000,000
Deferred financing costs	(2,236,919)	(8,607,786)
PIK interest	1,300,245	564,151
Amortization of deferred financing costs	3,635,371	2,123,542
Principal payments	—	(60,000)
End of period	58,028,604	27,329,907
Less: Current portion	11,780,000	—
Total long-term debt	$46,248,604	$27,329,907

Schedule of stated maturities of long-term debt

2023	$3,050,000
2024	55,155,615
Thereafter	—
Total	$58,205,615

2023	$11,780,000
2024	46,248,604
Thereafter	—
Total	$58,028,604